Sextant Core Fund
Sextant Core Fund
Investment Objective
Long-term appreciation and
capital preservation.
Fees and Expenses
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sextant Core Fund
Management Fees (vary with performance)	[1]	0.39%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.46%
Total Annual Fund Operating Expenses	[1]	1.10%
[1]	Restated to reflect a reduction in the Advisory and Administrative Services base fee and a reduction in the maximum rate of the performance adjustment, as approved by the Board of Trustees on March 17, 2015. Please see the Statement of Additional Information for the actual amount of fees paid to the advisor for the most recent fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Sextant Core Fund	112	350	606	1,340

Portfolio Turnover
The Fund may have transaction costs, such as commissions and a bid-ask spread, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.23% of the average value of its portfolio.
Principal Investment Strategies
The Core Fund invests in a mix of equity and debt securities. It normally invests 40% of its assets in equity securities of US companies, 20% in foreign equity securities, 25% in investment-grade debt securities with maturities of three years or longer, and 15% in short-term debt securities with maturities of less than three years, including money market instruments and cash. The Fund follows a value investment style, principally investing in income-producing securities of more seasoned companies.
Principal Risks of Investing
The value of Core Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests.

The Fund involves the risks of both equity and debt investing, although it seeks to mitigate these risks through a widely diversified portfolio that includes domestic stocks, foreign stocks, short and long-term bonds, and money market instruments. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged.

Foreign investing involves risks not normally associated with US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.

Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond's credit quality is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
Performance
The following bar chart and table provide an indication of the risks of investing in the Core Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Annual Total Return
[1]	For the period 3/30/2007 (the Fund's inception) through 12/31/2007, and not annualized.

Best Quarter	Q2 2009	9.85%
Worst Quarter	Q4 2008	-9.23%

Average Annual Total Returns for periods ended December 31, 2014
Average Annual Total Returns	1 Year	5 Year	Life of Fund	Inception Date
Sextant Core Fund	5.85%	6.70%	4.51%	Mar. 30, 2007
Sextant Core Fund Return after taxes on distributions	5.33%	6.28%	4.06%	Mar. 30, 2007
Sextant Core Fund Return after taxes on distributions and sale of Fund shares	3.95%	5.19%	3.40%	Mar. 30, 2007
Sextant Core Fund Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	5.36%	8.91%	5.44%	Mar. 30, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.